Basis of Presentation and Summary of Significant Accounting Policies - Advertising Expense (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies
Advertising Expense	¥ 155,362	¥ 162,033	¥ 135,127